Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
First American Multi-Manager Domestic Equity Fund | First American Multi-Manager Domestic Equity Fund, Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	16.92%	21.53%	22.05%	(18.97%)	26.28%	20.05%	29.70%	(7.07%)
First American Multi-Manager International Equity Fund | First American Multi-Manager International Equity Fund, Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	29.51%	5.42%	14.63%	(20.79%)	9.38%	13.74%	21.23%	(15.01%)
First American Multi-Manager Fixed-Income Fund | First American Multi-Manager Fixed-Income Fund, Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	7.04%	2.57%	6.70%	(13.06%)	(0.85%)	7.86%	9.56%	1.31%